Concentrations	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Concentrations

NOTE 8 — CONCENTRATIONS

For six months ended September 30, 2024, three customers accounted for approximately 45.5%, 41.8% and 12.1% of the Company’s total revenue. For the six months ended September 30, 2023, two customers accounted for approximately 81.0% and 13.4% of the Company’s total revenue. As of September 30, 2024, two customers’ accounts receivable accounted for 72.2% and 17.3% of the total outstanding accounts receivable balance. Two customers accounted for approximately 63.7% and 32.9% of the total accounts receivable balance as of March 31, 2024.

For the six months ended September 30, 2024, four vendors accounted for approximately 32.3%, 21.2%, 20.2% and 18.4% of the total purchases. For the six months ended September 30, 2023, two venders, i.e. insurance intermediaries, accounted for approximately 45.8% and 40.5% of the total purchases. As of September 30, 2024, four customers’ account payables accounted for 28.0%, 27.1%, 22.1% and 12.7% of the total outstanding accounts payable balance. Three vendor accounted for 47.6%, 31.1% and 15.4% of the total accounts payable As of March 31, 2024.

All of the Company’s cash is maintained with licensed banks within Hong Kong. Balances at licensed banks within Hong Kong are covered by the Deposit Protection Scheme up to HKD 500,000 (approximately $ 64,356 as of September 30, 2024) per depositor. Any balance over HKD 500,000 per depositor in Hong Kong will not be covered. As of September 30, 2024, cash balances held in banks in Hong Kong were HKD 3,216,924 (approximately $414,056), of which, HKD 2,716,924 (approximately $349,700) was not covered by the Deposit Protection Scheme. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

Currently, the Company’s operations are carried out in Hong Kong. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in Hong Kong, and by the general state of China’s economy. The Company’s operations in Hong Kong are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.

NOTE 9 — CONCENTRATIONS

For the year ended March 31, 2024, two partnered insurance providers accounted for approximately 69.9% and 21.8% of the Company’s total revenue and the two partnered insurance providers accounted for approximately 63.7% and 32.9% of the total accounts receivable balance as of March 31, 2024. For the year ended March 31, 2023, two partnered insurance providers accounted for approximately 50.2% and 41.2% of the Company’s total revenue, and the two partnered insurance providers accounted for approximately 63.8% and 35.7% of the total accounts receivable balance as of March 31, 2023.

For the year ended March 31, 2024, three vendors, i.e. insurance intermediaries, accounted for approximately 38.6%, 37.6% and 15.3% of the total purchases, and three vendors accounted for 47.6%, 31.1% and 15.4% of the total accounts payables as of March 31, 2024. For the year ended March 31, 2023, one vender, accounted for approximately 84.8% of the total purchases, who accounted for 97.4% of the total accounts payables as of March 31, 2023.

All of the Company’s cash is maintained with licensed banks within Hong Kong and Cayman Islands. Balances at licensed banks within Hong Kong are covered by the Deposit Protection Scheme up to HKD 500,000 (approximately $63,890 as of March 31, 2024) per depositor. Any balance over HKD 500,000 per depositor in Hong Kong will not be covered. As of March 31, 2024, cash balances held in banks in Hong Kong were HKD 6,245,686 (approximately $798,079), of which, HKD 5,745,686 (approximately $734,189) was not covered by the Deposit Protection Scheme. The Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts.

Currently, the Company’s operations are carried out in Hong Kong. Accordingly, the Company’s business, financial condition and results of operations may be influenced by the political, economic and legal environment in Hong Kong, and by the general state of China’s economy. The Company’s operations in Hong Kong are subject to specific considerations and significant risks not typically associated with companies in North America. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods of taxation, among other things.